Submission	Jul. 23, 2026
Submission [Line Items]
Central Index Key	0001702510
Registrant Name	Carlyle Credit Solutions, Inc.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES